STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)					1 Months Ended						3 Months Ended			6 Months Ended	9 Months Ended		12 Months Ended
	Jul. 30, 2021	Apr. 30, 2021	Nov. 27, 2020	Nov. 24, 2020	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Nov. 30, 2020	May 31, 2020	Jan. 31, 2020	Apr. 30, 2021	Jan. 31, 2021	Oct. 31, 2020	Oct. 31, 2020	Jul. 31, 2022	Jul. 31, 2021	Oct. 31, 2021	Oct. 31, 2020	Jun. 03, 2021	Jun. 01, 2021	May 01, 2021	Apr. 14, 2021
Common stock, authorized		170,000,000				170,000,000					170,000,000		170,000,000	170,000,000	170,000,000		170,000,000	170,000,000	300,000,000	170,000,000	300,000,000
Number of warrants to purchase common stock													4,971	4,971	377,818		377,818	4,971
Stock Issued During Period, Value, New Issues											$ 13,683,000	$ 8,550,000
Gross proceeds from common stock																$ 28,115,000	$ 28,115,000	$ 15,496,000
Common Stock, Par or Stated Value Per Share		$ 0.001				$ 0.001					$ 0.001		$ 0.001	$ 0.001	$ 0.001		$ 0.001	$ 0.001
Warrants exercise price													29.76	$ 29.76	20.00		$ 24.00	29.76
Proceeds from sale of common shares							$ 10,826,000							$ 31,113,000
Warrants exercise price							$ 51.20		$ 51.20
Net proceeds from offering							$ 762,000	$ 8,500,000	$ 40,000,000	$ 9,600,000				$ 1,583,000
ATM Program [Member]
Net proceeds from offering					$ 1,531,000		737,000
Proceeds from commissions received							$ 25,000		$ 52,000
Pre Funded Warrant [Member]
Warrants exercise price		$ 56.00				$ 56.00					$ 56.00
IPO [Member]
Common stock, authorized																	300,000,000
Share price per share								$ 24.00		$ 84.00
Stock Issued During Period, Shares, New Issues			333,333
Number of common stock shares sold								383,333		125,000
Proceeds from sale of common shares										$ 10,500,000
Net proceeds from offering																	$ 3,800,000
Private Placement [Member]
Number of warrants to purchase common stock								191,674
Warrants exercise price															$ 56.00		$ 56.00
Warrants exercise price								$ 28.00		$ 100.00
Warrants and rights outstanding term								5 years														5 years
November 2020 Offering [Member]
Number of warrants to purchase common stock			166,674
Proceeds from sale of common shares				$ 9,200,000
Minimum [Member]
Common stock, authorized																			170,000,000
Warrants exercise price													0	$ 0				0
Minimum [Member] | Amended and Restated Certificate of Incorporation [Member]
Common stock, authorized		170,000,000				170,000,000					170,000,000
Maximum [Member]
Common stock, authorized																			300,000,000
Warrants exercise price													$ 281.25	$ 281.25				$ 281.25
Maximum [Member] | Amended and Restated Certificate of Incorporation [Member]
Common stock, authorized		300,000,000				300,000,000					300,000,000
Maximum [Member] | Private Placement [Member]
Number of warrants to purchase common stock										62,500
Lincoln Park Capital Fund, LLC [Member]
Number of common stock purchased													140,525
Gross proceeds from common stock													$ 5,100,000
Proceeds from netted legal fees													$ 50,000
Purchase Agreement [Member] | Private Placement [Member]
Number of warrants to purchase common stock		175,065				175,065					175,065
Warrants exercise price		$ 56.00				$ 56.00					$ 56.00
Purchase Agreement [Member] | Lincoln Park Capital Fund, LLC [Member]
Agreement description	Over the 36-month term of the Purchase Agreement, the Company has the right, but not the obligation, from time to time, to sell to Lincoln Park up to an aggregate amount of $
Common stock, authorized	20,000,000
Share price per share	$ 8.00
Stock Issued During Period, Shares, New Issues	13,553
Stock Issued During Period, Value, New Issues	$ 600,000
Purchase Agreement [Member] | Lincoln Park Capital Fund, LLC [Member] | Minimum [Member]
Number of warrants to purchase common stock	12,500
Purchase Agreement [Member] | Lincoln Park Capital Fund, LLC [Member] | Maximum [Member]
Number of warrants to purchase common stock	1,000,000
Securities Purchase Agreements [Member] | Pre Funded Warrant [Member]
Share price per share		63.29				63.29					63.29
Common Stock, Par or Stated Value Per Share		0.08				0.08					0.08
Securities Purchase Agreements [Member] | IPO [Member]
Share price per share		63.37				$ 63.37					63.37
Number of common stock shares sold						219,718
Common Stock, Par or Stated Value Per Share		$ 0.001				$ 0.001					$ 0.001
Prefunded warrants to purchase common shares		95,899				95,899					95,899
Securities Purchase Agreements [Member] | IPO [Member] | Other Ownership [Member]
Equity Method Investment, Ownership Percentage		9.99%				9.99%					9.99%
Securities Purchase Agreements [Member] | Maximum [Member] | IPO [Member]
Number of warrants to purchase common stock		140,552				140,552					140,552
Definitive Agreements [Member]
Number of warrants to purchase common stock		140,552				140,552					140,552
Definitive Agreements [Member] | April 2021 Offering [Member]
Number of warrants to purchase common stock		175,065				175,065					175,065
Proceeds from sale of common shares		$ 20,000,000